Organization and Business Description (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Mar. 31, 2026
Organization and Business Description [Line Items]
Cash	$ 4,042,661		$ 5,648,749
Working capital deficit	16,168,679		$ 15,688,971
Net Income (Loss) Attributable to Parent	$ (2,682,389)	$ 895,932
Forecast [Member]
Organization and Business Description [Line Items]
Cash and cash equivalents				$ 3,808,469